Shareholder Report, Line Graph (Details) 195749_LifeX 2030 Income Bucket ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Sep. 23, 2025	Dec. 31, 2025
LifeX 2030 Income Bucket ETF
Account Value [Line Items]
Line Graph and Table Measure Name		LifeX 2030 Income Bucket ETF NAV
Accumulated Value	$ 10,000	$ 10,098
ICE BofA US 3-Month Treasury Bill Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Total Return Index
Accumulated Value	$ 10,000	$ 10,104